Fair Value of Financial Instruments - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2019	Jan. 31, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018	Oct. 31, 2018
Disclosure Of Fair Value Of Financial Instruments [line items]
Increase (decrease) in non-interest revenue and trading revenue	$ (365)		$ 197	$ (765)	$ (72)
Increase (decrease) other comprehensive income before tax	(121)		49	(14)	(41)
Fair value of notes on contractual maturity	16,142			16,142		$ 14,186
Notional amount of notes on contractual maturity	15,701			15,701		14,548
Unrealized gain (loss) due to change in credit spread				(345)
Unrealized gain (loss) in other comprehensive income due to change in credit spread				(269)
Unrealized gain (loss) in statement of income due to change in credit spread				(76)
Fair value of investment	12,904	$ 12,280		12,904		11,611
Fair value of investment through profit loss increase (decrease) in non-interest revenue, insurance revenue	710	$ 1,049	460	1,759	967
Fair value of investment in contract liabilities	952			952		800
Change in fair value of investment contract liabilities	24		1	61	(13)
Gain (loss) recorded in other comprehensive income due to changes in credit spread	(13)		8	(12)	(2)
Related to securities held by insurance subsidiaries [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Fair value of investment	10,007			10,007		$ 8,783
Unrealized gain loss through profit or loss from securities held by insurance subsidiary [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Fair value of investment through profit loss increase (decrease) in non-interest revenue, insurance revenue	337		$ (124)	593	$ (134)
Trading securities [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	1,954			3,658
Transfers out of Level 2 into Level 1 of fair value hierarchy	2,700			3,359
Trading securities [member] | Valued using models (with observable inputs) [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 2 into Level 3 of fair value hierarchy	26			45
Transfers out of Level 3 into Level 2 of fair value hierarchy	18			35
Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	7,282			7,889
Transfers out of Level 2 into Level 1 of fair value hierarchy	464			1,575
Financial assets at fair value through profit or loss [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	141			464
Transfers out of Level 2 into Level 1 of fair value hierarchy	$ 248			$ 352